GOODWILL - Change in Balance of Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 1,152	$ 1,124
Acquisitions through business combinations	342	39
Impairment losses	0	(3)
Assets reclassified as held for sale	0	(4)
Foreign currency translation	60	(4)
Balance at end of year	$ 1,554	$ 1,152